                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

              STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                (See rules and instructions on back of this form.
        If acknowledgment is desired, file this form with the Commission in triplicate.)

REPORT FOR CALENDAR MONTH ENDING:   December, 1999

                          The France Growth Fund, Inc.
               (Name of registered closed-end investment company)
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

                                                                                Approximate Asset
                                                                                    Value or
                                            Number of                           approximate asset
  Date of each     Identification of         Shares        Price per Share     coverage per share      Name of Seller or
  Transaction           Security            Purchased                          at time of purchase    of Seller's Broker
  -----------           --------            ---------      ---------------     -------------------    ------------------
    12/01/99          Common Stock            3,800            14.8125                17.82               PaineWebber
                                                                                                            Houston

    12/02/99          Common Stock            6,200            14.8125                17.67               PaineWebber
                                                                                                            Houston



REMARKS: None                                   The France Growth Fund, Inc
                                                ------------------------------
                                                Name of Registrant

                                       By:      /s/ Frederick J. Schmidt
                                       Name:    Frederick J. Schmidt
                                       Title:   Vice President and Treasurer